Fair Value Measurements - Fair value of forward purchase agreement derivative liability (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2023
Fair Value Measurements
Fair value - beginning balance		$ 914,514	$ 162,181
Change in fair value of forward purchase agreement liability		(126,000)	(126,000)
Fair value - ending balance	$ 1,290,342	1,290,342	1,290,342
Forward Purchase Agreement
Fair Value Measurements
Change in fair value of forward purchase agreement liability		(126,000)	(126,000)
Forward Purchase Agreement | Recurring | Monte Carlo simulation model
Fair Value Measurements
Fair value - beginning balance	2,016,000
Change in fair value of forward purchase agreement liability	(126,000)
Fair value - ending balance	$ 1,890,000	$ 1,890,000	$ 1,890,000